ACQUISITIONS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS	ACQUISITIONS
On September 1, 2025, the Company, through its wholly owned subsidiary in Korea, acquired substantially all of the assets and certain liabilities of Nelson Sports Inc., a Korean distributor of outdoor apparel and gear brands, including Arc’teryx products. This acquisition advances the Company’s vertical integration within the Korean market.
Details of the purchase consideration and the assets and liabilities recognized resulting from this acquisition are shown below.
Purchase consideration:

In millions
Cash consideration	$45.4
Contingent consideration	20.0
Total purchase consideration	$65.4
Assets and liabilities recognized on the acquisition date:

In millions
Intangible assets	$24.5
Inventories	17.6
Other assets	4.1
Deferred tax liabilities	(0.3)
Other liabilities	(4.1)
Net identifiable assets acquired	41.8
Add: Goodwill	23.6
Net assets acquired	$65.4
Within the measurement period, deferred tax balances and inventories recognized on acquisition were updated. These immaterial adjustments arose from additional information relating to conditions existing at the acquisition date and are reflected in the provisional amounts above. Accordingly, these adjustments were recognized retrospectively with a corresponding adjustment to goodwill. The accounting for the acquisition remains provisional as the measurement period has not yet concluded.
The goodwill is attributable to the assembled workforce and anticipated synergies from vertical integration. Goodwill recognized in the business combination is not currently deductible for tax purposes. A portion of this goodwill may become deductible for tax purposes in future periods if certain conditions are met. Intangible assets are primarily attributable to customer relationships.
Contingent consideration
In the event that certain system availability, employee retention metrics, and pre-determined revenue targets are met, contingent earnout consideration of $20.0 million will become due and payable six to twelve months following the closing of the acquisition. It was considered probable that the metrics will be met and therefore the full amount of contingent consideration was recognized in other current liabilities.
Acquisition-related costs
Acquisition-related costs incurred were immaterial and included in selling, general and administrative expenses in the consolidated statement of income and other comprehensive income.